Document and Entity Information	Dec. 05, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000092230
Document Type	8-K
Document Period End Date	Dec. 05, 2019
Entity Registrant Name	Truist Financial Corporation
Entity Incorporation, State or Country Code	NC
Entity File Number	1-10853
Entity Tax Identification Number	56-0939887
Entity Address, Address Line One	214 N. Tryon St.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	336
Local Phone Number	733-2000
Entity Information, Former Legal or Registered Name	BB&T Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	200 West Second Street
Entity Address, City or Town	Winston Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	TFC
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1000th interest in a share of Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC PrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1000th interest in a share of Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC PrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1000th interest in a share of Series H Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC PrH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/4000th interest in a share of Series I Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC PrI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities of SunTrust Preferred Capital I, each representing 1/100th interest in a share of
Trading Symbol	TFC PrJ
Security Exchange Name	NYSE